COSTS AND EXPENSES BY NATURE (Details) - Schedule of gain (losses) from restructuring activities - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of gain (losses) from restructuring activities [Abstract]
Renegotiation of fleet contracts		$ (483,068)	$ (516,559)
Legal advice		(323,204)	(91,870)	(76,541)
Employee reestructuring plan	[1]	(80,407)	(46,938)	(290,831)
Rejection of fleet contracts			(1,564,973)	(269,467)
Rejection of IT contracts		(2,586)	(26,368)
Adjustment net realizable value fleet available for sale			(73,595)	(331,522)
Gains resulting from the settlement of Chapter 11 claims	[2]	2,550,306
Others		18,893	(16,879)	(21,648)
Total		$ 1,679,934	$ (2,337,182)	$ (990,009)

[1]	See note 2.1, c.
[2]	See Note 24 (g)